Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

As of March 31, 2020 and December 31, 2019, property, plant and equipment, net consisted of the following (in millions):

	March 31,	December 31,
	2020	2019
LNG terminal costs
LNG terminal and interconnecting pipeline facilities	$10,028	$10,027
LNG site and related costs	276	276
LNG terminal construction-in-process	2,512	2,425
Accumulated depreciation	(316)	(232)
Total LNG terminal costs, net	12,500	12,496
Fixed assets
Fixed assets	22	19
Accumulated depreciation	(9)	(8)
Total fixed assets, net	13	11
Property, plant and equipment, net	$12,513	$12,507

As of December 31, 2019 and 2018, property, plant and equipment, net consisted of the following (in thousands):

	December 31,
	2019	2018
LNG terminal costs
LNG terminal and interconnecting pipeline facilities	$10,027,111	$618,547
LNG site and related costs	275,959	44,725
LNG terminal construction-in-process	2,425,226	10,470,577
Accumulated depreciation	(232,451)	(7,416)
Total LNG terminal costs, net	12,495,845	11,126,433
Fixed assets
Fixed assets	19,083	15,534
Accumulated depreciation	(7,509)	(3,142)
Total fixed assets, net	11,574	12,392
Property, plant and equipment, net	$12,507,419	$11,138,825

Property Plant and Equipment Estimated Useful Lives Table	The identifiable components of the Liquefaction Project have depreciable lives between 10 and 50 years, as follows:

Components	Useful life (yrs)
Water pipelines	30
Natural gas pipeline facilities	40
Liquefaction processing equipment	10-50
Other	15-30